UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ohio Long-Term Tax-Exempt Fund Investor Shares - VOHIX

Vanguard Ohio Long-Term Tax-Exempt Fund

Investor Shares (VOHIX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.7%
1 to 3 Years	3.8%
3 to 5 Years	3.3%
5 to 10 Years	12.2%
10 to 20 Years	33.4%
20 to 30 Years	32.1%
Greater than 30 Years	9.5%
Other Assets and Liabilities — Net	(1.0%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$1,252
Number of Portfolio Holdings	848
Portfolio Turnover Rate	21%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR97

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard Ohio Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.0%)
Ohio (99.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	512
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	130	135
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	625
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	532
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,521
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,595
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,036
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	232
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,765	4,533
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,894
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,041
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	539
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	289
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,745
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	617
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,785
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,116
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	413
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,644
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,517
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	377
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,530
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,327
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,310
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	121
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,349
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	655
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,645
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,522
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,894
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,739
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,925	8,203
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/31	1,415	1,305
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/40	2,885	2,418
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	181
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	226
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	299
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	370
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	441
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	243
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	176
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	1,004
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	358
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,275
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,363
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	100	108
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	1,500	1,646
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	741
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,254
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	382
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,483
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,007
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,775
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,200	3,002
	Athens City School District GO	4.000%	12/1/29	745	762
	Athens City School District GO	4.000%	12/1/30	380	388
	Athens City School District GO	4.000%	12/1/31	400	408
	Athens City School District GO	3.250%	12/1/48	2,000	1,551

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athens City School District GO	5.000%	12/1/49	1,750	1,835
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,094
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	829
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	847
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	704
	Big Walnut Local School District GO	5.000%	12/1/42	920	959
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,350
	Big Walnut Local School District GO	3.500%	12/1/55	290	222
	Big Walnut Local School District GO	5.000%	12/1/55	2,175	2,222
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,165
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	1,993
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	312
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	452
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,116
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	646
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	592
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	792
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	469
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	751
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	500
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	798
[3]	Brunswick City School District GO	0.000%	12/1/35	200	124
[3]	Brunswick City School District GO	0.000%	12/1/36	200	118
[3]	Brunswick City School District GO	4.125%	12/1/48	1,000	969
[3]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,061
[3]	Brunswick City School District GO	5.500%	12/1/60	2,785	2,984
	Buckeye Tobacco Settlement Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	6,030	5,799
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,590
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,250	3,427
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,171
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,962
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,251
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,495
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,330	16,302
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	674
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	150
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,040	1,045
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,080
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	959
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	401
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,012
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	250
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,116
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	912
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	97
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	131
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	184
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	189
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	193
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	200
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	203
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	214
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	217
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	224
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	859
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,008
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,213
	Canton City School District GO	5.000%	12/1/43	1,555	1,645
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,202
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	378
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,472
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	533
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	100
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	457
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	516
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	412
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	412
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	537
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	641

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	425
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	947
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	667
	Cincinnati OH GO	4.000%	12/1/30	500	508
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	407
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	670
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	874
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	158
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	222
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	575
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	801
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	932
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,050
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	623
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	862
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	536
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,793
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	504
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,207
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	180
	Cleveland OH GO	3.000%	12/1/28	895	864
	Cleveland OH GO	3.000%	12/1/31	1,500	1,400
	Cleveland OH GO	4.000%	12/1/31	385	395
	Cleveland OH GO	3.000%	12/1/32	1,825	1,682
	Cleveland OH GO	5.000%	12/1/32	225	238
	Cleveland OH GO	3.000%	12/1/33	990	891
	Cleveland OH GO	3.000%	12/1/35	750	664
	Cleveland OH GO	3.000%	12/1/36	795	692
	Cleveland OH GO	5.000%	12/1/40	1,000	1,097
	Cleveland OH GO	5.000%	12/1/41	860	936
	Cleveland OH GO	5.000%	12/1/43	250	270
	Cleveland OH GO	3.000%	12/1/49	2,370	1,763
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	395
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	507
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	406
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	304
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	520
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	519
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	619
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	467
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	418
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,416
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,042
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,585
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,280
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	575
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	209
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	1,997
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	680
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,267
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	270
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,593
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,681
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,780
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,874
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,209
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	272
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	326
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	302
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	342
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,059
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	989

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus City School District GO	5.000%	12/1/42	450	456
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,543
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,596
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,650	2,584
	Columbus OH GO	5.000%	4/1/30	130	143
	Columbus OH GO	4.000%	7/1/30	1,200	1,201
	Columbus OH GO	5.000%	4/1/37	3,835	4,193
[4]	Columbus OH GO	5.000%	8/15/39	4,000	4,505
[4]	Columbus OH GO	5.000%	8/15/42	3,000	3,330
	Columbus OH GO VRDO	3.310%	6/6/24	1,050	1,050
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,029
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	154
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	357
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	745
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,306
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,271
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,240
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,214
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,009
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,813
	Cuyahoga Community College District GO	5.000%	12/1/37	55	56
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,609
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	450
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	903
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	202
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	493
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,054
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	1,050	1,061
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	412
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	508
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	506
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	796
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,176
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	3,010	2,999
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	268
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	202
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	283
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	303
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	979
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,720
	Delhi Township OH GO	4.000%	12/1/29	150	153
	Delhi Township OH GO	4.000%	12/1/30	160	165
	Delhi Township OH GO	4.000%	12/1/31	145	150
	Delhi Township OH GO	4.000%	12/1/32	310	320
	Delhi Township OH GO	4.000%	12/1/33	400	411
	Delhi Township OH GO	4.000%	12/1/34	815	841
	Delhi Township OH GO	4.000%	12/1/35	430	442
	Delhi Township OH GO	4.000%	12/1/36	320	329
[6]	Deutsche Bank Spears/Life Trust Revenue TOB VRDO	3.950%	6/3/24	11,705	11,705
	Dublin City School District GO	5.000%	12/1/43	700	765
	Dublin City School District GO	5.000%	12/1/44	800	868
	Dublin City School District GO	5.000%	12/1/48	3,000	3,219
	Dublin OH GO	5.000%	12/1/31	500	536
	Dublin OH GO	5.000%	12/1/32	550	589
	Dublin OH GO	3.000%	12/1/35	375	335
	Dublin OH GO	3.000%	12/1/36	990	873
	East Knox Local School District GO	3.000%	11/1/56	1,100	761
	Elyria OH GO	4.000%	12/1/25	470	473
	Elyria OH GO	4.000%	12/1/27	670	677
	Elyria OH GO	4.000%	12/1/28	695	702
	Elyria OH GO	4.000%	12/1/31	225	227
	Elyria OH GO	4.000%	12/1/32	280	282
	Elyria OH GO	4.000%	12/1/33	440	443
	Euclid City School District GO	4.750%	1/15/54	645	626
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,050
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	153
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	112
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	128
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	179

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	179
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	290
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	819
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,542
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	1,930
	Fairfield County OH GO	2.000%	12/1/41	800	526
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,229
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,481
[7]	FHLMC Multifamily Certificates Revenue	3.750%	10/1/38	4,377	4,047
	Franklin City School District GO	3.000%	11/1/40	400	326
	Franklin City School District GO	3.000%	11/1/50	1,500	1,086
	Franklin City School District GO	3.000%	11/1/57	6,180	4,262
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/29	800	804
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	567
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	502
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,361
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	610
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	504
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	8,560	8,169
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	206
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	528
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	567
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	144
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	107
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,207
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	5,885	6,103
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	479
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,467
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,780	2,575
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	538
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,615
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	818
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,445	2,329
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	1,000	1,050
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,494
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	970
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.330%	6/5/24	925	925
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.360%	6/6/24	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.360%	6/6/24	675	675
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,220
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,631
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,350
	Fremont City School District GO	5.000%	1/15/40	200	202
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	3,815
	Grandview Heights City School District GO	3.125%	12/1/55	245	179
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	516
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	936
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,616
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	3,883
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,396
	Greene County Vocational School District GO	5.000%	12/1/29	300	319
	Greene County Vocational School District GO	4.000%	12/1/34	700	711
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	940
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,031
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,754
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,018
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,577
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	1,000	1,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,666
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,400	3,187
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	5,837
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	3,235
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,452
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	5,687
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,019
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,000	2,213
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,465	1,465
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,466
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	797
[8]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.340%	6/6/24	1,400	1,400

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.360%	6/6/24	500	500
[1,9]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	323
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,273
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,623
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,304
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,117
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	203
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	408
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	356
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	951
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,809
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	1,975
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,065
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	549
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,485
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/34	1,235	1,253
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/39	1,325	1,308
	Hudson OH City School District GO	4.000%	12/1/33	420	421
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	838
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	850
	Kenston Local School District GO	0.000%	12/1/27	1,100	962
	Kent City School District GO	3.000%	12/1/40	1,000	824
	Kent State University College & University Revenue	5.000%	5/1/29	100	107
	Kent State University College & University Revenue	5.000%	5/1/30	175	190
	Kent State University College & University Revenue	5.000%	5/1/31	175	189
	Kent State University College & University Revenue	5.000%	5/1/32	150	162
	Kent State University College & University Revenue	5.000%	5/1/33	250	269
	Kent State University College & University Revenue	5.000%	5/1/34	315	339
	Kent State University College & University Revenue	5.000%	5/1/35	350	377
	Kent State University College & University Revenue	5.000%	5/1/36	400	430
	Kent State University College & University Revenue	5.000%	5/1/37	225	241
	Kent State University College & University Revenue	5.000%	5/1/38	300	320
	Kent State University College & University Revenue	5.000%	5/1/39	300	319
	Kent State University College & University Revenue	5.000%	5/1/40	450	477
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,358
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,678
	Kenton City School District GO	4.000%	11/1/58	3,700	3,403
	Kettering City School District COP	5.000%	12/1/31	260	277
	Kettering City School District COP	4.000%	12/1/33	270	275
	Kettering City School District COP	4.000%	12/1/35	375	380
	Kettering City School District COP	3.375%	12/1/46	295	244
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,074
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,271
	Lakewood City School District GO	4.000%	11/1/30	235	239
	Lakewood City School District GO	4.000%	11/1/31	440	447
	Lakewood City School District GO	4.000%	11/1/32	245	248
	Lakewood City School District GO	4.000%	11/1/33	375	379
	Lakewood City School District GO	4.000%	11/1/34	380	385
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	362
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	17,220	17,329
	Lexington Local School District GO	3.000%	10/1/44	490	384
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	540	391
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,417
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,890
	Licking Heights Local School District GO	3.500%	10/1/54	200	160
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,018
	Logan Elm Local School District GO	4.000%	11/1/55	975	884
	Lorain County OH BAN GO	4.375%	5/1/25	1,280	1,283
[6]	Lucas County OH GO TOB VRDO	3.400%	6/3/24	13,725	13,725
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	460
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,018
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,846
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	96
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	96
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	191
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/31	180	168
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	714
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	69
	Mariemont City School District GO	3.000%	12/1/34	555	496
	Medina County OH GO	4.000%	12/1/29	165	166

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medina County OH GO	4.000%	12/1/31	160	161
	Medina County OH GO	3.000%	12/1/35	270	239
	Medina County OH GO	3.000%	12/1/37	500	430
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	105
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	2,615	2,640
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,280
	Miami University OH College & University Revenue	5.000%	9/1/31	640	697
	Miami University OH College & University Revenue	5.000%	9/1/32	345	380
	Miami University OH College & University Revenue	5.000%	9/1/36	685	752
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	735
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,712
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,534
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	516
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	2,550	2,317
	Middletown OH GO	4.050%	12/1/52	2,840	2,639
[3]	Midview Local School District COP	4.000%	11/1/28	810	823
[3]	Midview Local School District COP	4.000%	11/1/29	870	887
	Milford Exempt Village School District GO	4.000%	12/1/34	300	307
	Milford Exempt Village School District GO	4.000%	12/1/35	250	256
	Milford Exempt Village School District GO	4.000%	12/1/36	150	153
	Milford Exempt Village School District GO	4.000%	12/1/37	250	254
	Milford Exempt Village School District GO	4.000%	12/1/38	205	207
	Milford Exempt Village School District GO	4.000%	12/1/39	135	136
	Milford Exempt Village School District GO	4.000%	12/1/40	225	225
	Milford Exempt Village School District GO	4.000%	12/1/41	385	381
	Milford Exempt Village School District GO	4.000%	12/1/42	200	197
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,130	1,149
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	237
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	510
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,034
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	190
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	321
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,209
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	447
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,938
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	395
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	990
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	284
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,172
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	2,942
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,912
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,710
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,695	2,518
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,202
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,014
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,764
	North Canton City School District BAN GO	4.625%	7/23/24	2,521	2,523
	North Canton City School District GO	3.000%	11/1/56	4,060	2,817
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,840
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	100
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	126
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	237
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	155
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	715
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,525
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	384
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	168
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	800
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	880
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	799
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	5,983
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	102
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	204
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	265
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	184
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	377
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	335

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	237
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	1,000	950
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,496
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,075
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	396
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,793
	Ohio GO	5.000%	5/1/25	670	679
	Ohio GO	5.000%	8/1/25	1,000	1,018
	Ohio GO	5.000%	9/15/25	1,170	1,193
	Ohio GO	4.000%	6/15/26	2,500	2,528
	Ohio GO	5.000%	9/15/26	2,000	2,071
	Ohio GO	5.000%	5/1/27	235	246
	Ohio GO	5.000%	5/1/28	215	229
	Ohio GO	5.000%	5/1/29	360	388
	Ohio GO	5.000%	5/1/30	350	383
	Ohio GO	5.000%	5/1/31	775	858
	Ohio GO	5.000%	5/1/32	600	672
	Ohio GO	5.000%	3/1/33	100	110
	Ohio GO	5.000%	5/1/34	1,190	1,204
	Ohio GO	5.000%	2/1/35	4,395	4,489
	Ohio GO	5.000%	6/15/35	2,150	2,310
	Ohio GO	5.000%	5/1/36	1,255	1,299
	Ohio GO	5.000%	6/15/36	120	129
	Ohio GO	5.000%	3/1/39	1,585	1,622
	Ohio GO	5.000%	3/1/39	500	543
	Ohio GO	5.000%	3/1/42	3,000	3,297
	Ohio GO	5.000%	3/1/43	3,000	3,283
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,537
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	169
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	127
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	106
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,254
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	551
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,049
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,534
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,540	2,304
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,328
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,175
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	2,017
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,416
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	634
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,161
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,560
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	2,860
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	772
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	4,793
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	13,916
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,750	5,858
[6,8]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	6/1/24	3,700	3,700
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,562
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	501
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,517
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	968
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	486
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,007
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	109
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,015
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,194
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,076
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	783
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	629
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	212
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,097
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	139
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	935
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	855
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	155
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	251
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	208

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	916
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	319
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	657
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,046
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	498
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	460
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,399
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/37	2,605	2,674
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/52	1,250	1,258
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,284
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	973
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,537
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	620
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	609
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	301
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	298
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	493
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	3,035
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,064
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,105
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/44	1,000	1,036
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	901
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,940	1,720
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,524
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,300	2,877
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,232
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,898
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	310
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	569
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	285
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,669
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,411
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,484
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,505	1,562
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,760
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,554
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,781
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	10/1/49	1,680	1,530
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	2,895	2,696
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,594
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	210
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	1,954
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/30	1,810	1,957
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	588
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	165
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	898
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	567
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	924
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	962
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,000
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,038
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	984
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	370
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	394
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	406
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	423
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	913
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,252
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,241
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	296
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,206
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,276
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,115
Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue	6.000%	12/1/52	2,000	2,059

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	950
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	4,020
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	965	937
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	1,012
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,330	3,198
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	13,745	13,874
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	7,730	8,064
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,240	3,509
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,581
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	3,415	3,347
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,195	4,098
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	875	872
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,885	1,869
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	3,505	3,378
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,941
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,689
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.530%	2/1/27	1,600	1,559
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,032
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	118
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,172
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/28	160	169
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/27	200	208
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/30	275	299
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	975
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/33	1,000	1,081
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/36	2,045	2,106
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	5,585	5,966
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	4,000	4,233
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	798
	Ohio State University College & University Revenue	4.000%	12/1/33	4,000	3,951
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,007
	Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,243
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,005
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	996
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,971
	Ohio State University College & University Revenue	4.000%	12/1/48	4,840	4,598
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,181
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	8,975	9,882
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/56	2,845	2,728
	Ohio State University College & University Revenue TOB	3.450%	6/5/24	200	200
	Ohio State University College & University Revenue VRDO	3.450%	6/5/24	7,700	7,700
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	132
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	911
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	520
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	570
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,128
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,692
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,344
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	476
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,199
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,553
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	623
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,107
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,302
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,218
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	150
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	114
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/35	1,500	1,626
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,212
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	5,025	5,388
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	2,906
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,000	7,570
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,412
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	127
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	8,787
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,904

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/43	3,000	3,294
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	4,000	4,378
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	5,185	5,047
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,015
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,500	5,774
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	460
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	309
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	494
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	419
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	407
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	389
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	278
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	555
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	833
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	553
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,105
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	497
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,880
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,329
	Olentangy Local School District GO	4.000%	12/1/34	475	480
[3]	Perry Lake County Local School District COP	3.000%	12/1/34	675	587
[3]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,024
[3]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,010
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,004
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,000
	Pickerington Local School District GO	4.000%	12/1/40	1,000	993
	Pickerington Local School District GO	4.375%	12/1/49	2,000	2,001
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,054
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,146
	Polaris Career Center COP	5.000%	11/1/36	410	415
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	2,220	2,314
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/58	1,150	1,210
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,000	4,134
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	3,265	3,356
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/63	1,600	1,671
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	975
	Reynoldsburg OH GO	3.550%	12/1/42	640	574
	Reynoldsburg OH GO	3.600%	12/1/48	670	579
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	231
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,049
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	591
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	971
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	640
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	923
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	838
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	1,950
	Shaker Heights City School District GO	5.250%	12/15/54	2,500	2,716
	Shaker Heights City School District GO	5.250%	12/15/59	2,500	2,707
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,431
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,544
	Sharonville OH Special Obligation Revenue	4.000%	12/1/39	550	551
	Sharonville OH Special Obligation Revenue	4.000%	12/1/40	560	558
	Sharonville OH Special Obligation Revenue	4.000%	12/1/41	550	545
	Sharonville OH Special Obligation Revenue	4.000%	12/1/42	750	740
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	352
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	350
	Southwest Licking Local School District GO	4.000%	11/1/34	500	501
	Southwest Licking Local School District GO	3.375%	11/1/47	120	99
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,368
	South-Western City School District GO	3.000%	12/1/33	250	224
	South-Western City School District GO	3.000%	12/1/34	75	67
	South-Western City School District GO	3.000%	12/1/35	145	128
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,762
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,950	2,063

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,690	2,874
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,730
	Summit County OH GO	5.000%	12/1/30	1,000	1,103
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,405
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,676
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	930
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	918
[4]	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/53	1,000	1,052
	Troy OH City School District GO	5.000%	12/1/43	500	540
	Troy OH City School District GO	5.000%	12/1/44	550	592
	Troy OH City School District GO	5.000%	12/1/54	2,000	2,115
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	370
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	380
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	487
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	405
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	441
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	275
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	390
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	730
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	999
	Union County OH GO	5.000%	12/1/27	215	225
	Union County OH GO	5.000%	12/1/37	950	973
	Union County OH GO	5.000%	12/1/38	615	630
	Union County OH GO	5.000%	12/1/47	2,585	2,619
	University of Akron College & University Revenue	5.000%	1/1/30	530	566
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,159
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	189
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,252
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/39	1,070	1,172
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,180	1,274
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/49	2,000	2,116
[4]	University of Cincinnati College & University Revenue	5.250%	6/1/54	7,750	8,310
	University of Toledo College & University Revenue	5.000%	6/1/25	600	608
	University of Toledo College & University Revenue	5.000%	6/1/26	100	102
	University of Toledo College & University Revenue	5.000%	6/1/27	100	104
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,297
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,321
[6]	University of Toledo College & University Revenue TOB	4.250%	6/3/24	6,135	6,135
[6]	University of Toledo College & University Revenue TOB	4.250%	6/3/24	7,355	7,355
	Upper Arlington OH Nontax Miscellaneous Revenue	5.000%	12/1/46	2,590	2,687
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/33	175	180
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/34	150	154
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/36	320	327
	Upper Arlington OH Special Obligation Revenue	5.000%	12/1/55	3,000	3,137
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,727
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	848
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	588
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	570
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	647
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	961
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	947
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,446
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	116
	West Carrollton City School District GO	3.000%	12/1/39	1,125	932
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	489
	Westfall Local School District GO	4.000%	12/1/31	100	103
	Westfall Local School District GO	4.000%	12/1/33	200	205
	Westfall Local School District GO	4.000%	12/1/36	250	256
	Westfall Local School District GO	2.375%	12/1/50	425	259
	Wickliffe City School District GO	3.000%	12/1/39	400	328
	Wickliffe City School District GO	3.000%	12/1/40	215	173
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,822
	Winton Woods City School District GO	0.000%	11/1/29	885	709
	Winton Woods City School District GO	0.000%	11/1/30	1,005	769
	Winton Woods City School District GO	0.000%	11/1/31	1,020	750
	Winton Woods City School District GO	0.000%	11/1/32	1,140	802
[3]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,791
	Worthington City School District GO	5.000%	12/1/41	2,000	2,181
	Worthington City School District GO	5.000%	12/1/43	1,370	1,484

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worthington City School District GO	3.750%	12/1/48	1,425	1,246
	Worthington City School District GO	5.000%	12/1/48	2,000	2,142
	Worthington City School District GO	5.500%	12/1/54	11,000	12,163
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	599
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	634
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	259
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	915
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	267
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	290
	Wynford Local School District GO	3.750%	11/1/54	325	260
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,045
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,061
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	255
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,181
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,271
					1,243,894
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	305	283
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	67	67
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	740	746
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,365	3,516
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,603
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,683
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	269
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	816	815
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	535	524
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	140
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	200	185
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	49
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	666
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	526
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	792
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	104	103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,172	1,044
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	403	333
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	514
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	199	139
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,845	3,820
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	325	321
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	986

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	684	682
				20,523
Total Tax-Exempt Municipal Bonds (Cost $1,345,335)				1,264,700
Total Investments (101.0%) (Cost $1,345,335)				1,264,700
Other Assets and Liabilities—Net (-1.0%)				(12,625)
Net Assets (100%)				1,252,075
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $125,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $44,604,000, representing 3.6% of net assets.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	164	17,351	(24)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(50)	(6,122)	14
				(10)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,345,335)	1,264,700
Investment in Vanguard	39
Cash	35
Receivables for Investment Securities Sold	5,937
Receivables for Accrued Income	18,769
Receivables for Capital Shares Issued	347
Other Assets	30
Total Assets	1,289,857
Liabilities
Payables for Investment Securities Purchased	35,973
Payables for Capital Shares Redeemed	838
Payables for Distributions	897
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	3
Total Liabilities	37,782
Net Assets	1,252,075
At May 31, 2024, net assets consisted of:

Paid-in Capital	1,378,104
Total Distributable Earnings (Loss)	(126,029)
Net Assets	1,252,075

Net Assets
Applicable to 109,699,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,252,075
Net Asset Value Per Share	$11.41

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	21,917
Total Income	21,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	64
Management and Administrative	698
Marketing and Distribution	45
Custodian Fees	4
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	835
Expenses Paid Indirectly	(3)
Net Expenses	832
Net Investment Income	21,085
Realized Net Gain (Loss)
Investment Securities Sold	(5,468)
Futures Contracts	(248)
Realized Net Gain (Loss)	(5,716)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,797
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	3,803
Net Increase (Decrease) in Net Assets Resulting from Operations	19,172

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,085	40,440
Realized Net Gain (Loss)	(5,716)	(16,710)
Change in Unrealized Appreciation (Depreciation)	3,803	18,336
Net Increase (Decrease) in Net Assets Resulting from Operations	19,172	42,066
Distributions
Total Distributions	(20,764)	(39,993)
Capital Share Transactions
Issued	101,116	223,984
Issued in Lieu of Cash Distributions	15,160	28,802
Redeemed	(114,766)	(296,306)
Net Increase (Decrease) from Capital Share Transactions	1,510	(43,520)
Total Increase (Decrease)	(82)	(41,447)
Net Assets
Beginning of Period	1,252,157	1,293,604
End of Period	1,252,075	1,252,157

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.43	$11.39	$13.21	$13.29	$12.89	$12.19
Investment Operations
Net Investment Income[1]	.191	.362	.308	.320	.355	.387
Net Realized and Unrealized Gain (Loss) on Investments	(.022)	.036	(1.718)	.018	.488	.730
Total from Investment Operations	.169	.398	(1.410)	.338	.843	1.117
Distributions
Dividends from Net Investment Income	(.189)	(.358)	(.307)	(.320)	(.354)	(.387)
Distributions from Realized Capital Gains	—	—	(.103)	(.098)	(.089)	(.030)
Total Distributions	(.189)	(.358)	(.410)	(.418)	(.443)	(.417)
Net Asset Value, End of Period	$11.41	$11.43	$11.39	$13.21	$13.29	$12.89
Total Return[2]	1.46%	3.56%	-10.81%	2.59%	6.68%	9.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,252	$1,252	$1,294	$1,742	$1,584	$1,409
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.29%	3.18%	2.58%	2.42%	2.73%	3.05%
Portfolio Turnover Rate	21%	60%	86%	43%	30%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Ohio Long-Term Tax-Exempt Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,264,700	—	1,264,700
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Liabilities
Futures Contracts[1]	24	—	—	24
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,345,719
Gross Unrealized Appreciation	5,390
Gross Unrealized Depreciation	(86,419)
Net Unrealized Appreciation (Depreciation)	(81,029)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $40,269,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $293,230,000 of investment securities and sold $272,601,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $4,500,000 and sales were $3,900,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Ohio Long-Term Tax-Exempt Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	8,689	19,670
Issued in Lieu of Cash Distributions	1,306	2,539
Redeemed	(9,885)	(26,215)
Net Increase (Decrease) in Shares Outstanding	110	(4,006)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q962 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.